UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

FORM N-Q

JANUARY 31, 2015

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited)	January 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 65.4%
CONSUMER DISCRETIONARY - 2.9%
Media - 2.9%
Regal Entertainment Group, Class A Shares	1,580,000	$33,432,800

CONSUMER STAPLES - 2.4%
Household Products - 2.4%
Kimberly-Clark Corp.	204,500	22,077,820
Procter & Gamble Co.	62,000	5,225,980

TOTAL CONSUMER STAPLES		27,303,800

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
EnLink Midstream LLC	208,000	6,581,120
ONEOK Inc.	76,000	3,346,280

TOTAL ENERGY		9,927,400

FINANCIALS - 26.9%
Capital Markets - 12.9%
Apollo Global Management LLC, Class A Shares	711,000	17,682,570
Ares Capital Corp.	1,750,000	29,137,500	(a)
FS Investment Corp.	1,700,000	15,844,000	(a)
Golub Capital BDC Inc.	858,000	15,306,720	(a)
KKR & Co. LP	488,400	11,726,484
Och-Ziff Capital Management Group LLC	3,100,000	34,379,000
TCP Capital Corp.	1,160,000	18,281,600	(a)
TriplePoint Venture Growth BDC Corp.	290,000	4,019,400	(a)

Total Capital Markets		146,377,274

Real Estate Investment Trusts (REITs) - 14.0%
Alexandria Real Estate Equities Inc.	61,200	5,968,224
American Capital Agency Corp.	608,000	13,102,400
Annaly Capital Management Inc.	1,414,000	14,931,840
Apartment Investment and Management Co., Class A Shares	117,000	4,663,620
AvalonBay Communities Inc.	37,000	6,400,630
BioMed Realty Trust Inc.	252,100	6,163,845
DCT Industrial Trust Inc.	63,575	2,400,592
DuPont Fabros Technology Inc.	125,500	4,676,130
EPR Properties	176,000	11,450,560
Equity Residential	36,900	2,863,809
Excel Trust Inc.	332,000	4,661,280
Highwoods Properties Inc.	57,000	2,679,000
Hospitality Properties Trust	234,000	7,626,060
Inland Real Estate Corp.	756,300	8,606,694
Liberty Property Trust	105,000	4,231,500
Ramco-Gershenson Properties Trust	117,000	2,289,690
Realty Income Corp.	117,000	6,354,270
Retail Properties of America Inc., Class A Shares	332,200	5,876,618
Senior Housing Properties Trust	192,000	4,471,680
Simon Property Group Inc.	18,423	3,659,913
Spirit Realty Capital Inc.	369,927	4,757,262
Starwood Property Trust Inc.	1,145,200	27,404,636
STORE Capital Corp.	132,300	3,037,608

Total Real Estate Investment Trusts (REITs)		158,277,861

TOTAL FINANCIALS		304,655,135

HEALTH CARE - 6.8%
Pharmaceuticals - 6.8%
AstraZeneca PLC, ADR	242,000	17,191,680
Bristol-Myers Squibb Co.	139,000	8,377,530
GlaxoSmithKline PLC, ADR	168,000	7,392,000
Johnson & Johnson	60,000	6,008,400
Merck & Co. Inc.	190,000	11,453,200

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
Pfizer Inc.	221,000	$6,906,250
Roche Holding AG	72,000	19,450,984

TOTAL HEALTH CARE		76,780,044

INDUSTRIALS - 6.6%
Aerospace & Defense - 1.7%
Lockheed Martin Corp.	104,000	19,590,480

Electrical Equipment - 0.3%
Emerson Electric Co.	55,000	3,131,700

Industrial Conglomerates - 1.0%
General Electric Co.	470,000	11,228,300

Trading Companies & Distributors - 2.8%
TAL International Group Inc.	772,000	31,381,800

Transportation Infrastructure - 0.8%
Macquarie Infrastructure Co., LLC	131,000	9,361,260

TOTAL INDUSTRIALS		74,693,540

INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 0.5%
Cisco Systems Inc.	206,000	5,431,190

IT Services - 0.5%
Paychex Inc.	134,000	6,064,840

Semiconductors & Semiconductor Equipment - 2.3%
Intel Corp.	393,000	12,984,720
Maxim Integrated Products Inc.	258,900	8,567,001
Microchip Technology Inc.	102,000	4,600,200

Total Semiconductors & Semiconductor Equipment		26,151,921

Software - 1.1%
Microsoft Corp.	305,000	12,322,000

Technology Hardware, Storage & Peripherals - 3.3%
Apple Inc.	183,340	21,480,114
Seagate Technology PLC	286,000	16,141,840

Total Technology Hardware, Storage & Peripherals		37,621,954

TOTAL INFORMATION TECHNOLOGY		87,591,905

MATERIALS - 0.4%
Paper & Forest Products - 0.4%
International Paper Co.	79,000	4,160,140

TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 3.6%
AT&T Inc.	530,650	17,468,998
Verizon Communications Inc.	515,000	23,540,650

Total Diversified Telecommunication Services		41,009,648

Wireless Telecommunication Services - 1.2%
Vodafone Group PLC, Sponsored ADR	365,818	12,851,186

TOTAL TELECOMMUNICATION SERVICES		53,860,834

UTILITIES - 6.0%
Electric Utilities - 4.2%
NextEra Energy Inc.	460,000	26,772,000
NRG Yield Inc., Class A Shares	85,240	4,507,491
PPL Corp.	470,000	16,685,000

Total Electric Utilities		47,964,491

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY		SHARES	VALUE
Independent Power and Renewable Electricity Producers - 0.7%
Abengoa Yield PLC		122,100	$4,019,532
TerraForm Power Inc., Class A		123,000	4,002,420

Total Independent Power and Renewable Electricity Producers			8,021,952

Multi-Utilities - 1.1%
CenterPoint Energy Inc.		308,000	7,111,720
National Grid PLC		355,000	4,992,882

Total Multi-Utilities			12,104,602

TOTAL UTILITIES			68,091,045

TOTAL COMMON STOCKS (Cost - $725,520,471)			740,496,643

	RATE
CONVERTIBLE PREFERRED STOCKS - 6.0%
FINANCIALS - 1.4%
Real Estate Investment Trusts (REITs) - 1.4%
Weyerhaeuser Co.	6.375%	284,000	16,392,480

INDUSTRIALS - 0.9%
Machinery - 0.9%
Stanley Black & Decker Inc.	6.250%	84,080	9,675,086

UTILITIES - 3.7%
Electric Utilities - 1.6%
Exelon Corp.	6.500%	340,000	17,802,400

Multi-Utilities - 2.1%
Dominion Resources Inc.	6.125%	402,000	24,220,500

TOTAL UTILITIES			42,022,900

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $62,815,794)			68,090,466

		SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 23.8%
Diversified Energy Infrastructure - 8.4%
Energy Transfer Equity LP		422,000	25,075,240
Energy Transfer Partners LP		270,000	16,578,000
Enterprise Products Partners LP		411,000	14,154,840
Genesis Energy LP		50,000	2,166,500
Plains GP Holdings LP, Class A Shares		570,000	14,865,600
Regency Energy Partners LP		343,000	8,801,380
Williams Partners LP		318,000	13,486,380

Total Diversified Energy Infrastructure			95,127,940

Financials - 2.9%
Ares Management LP		532,000	10,102,680
Blackstone Group LP		617,000	23,038,780

Total Financials			33,141,460

Gathering/Processing - 2.9%
Crestwood Midstream Partners LP		267,000	4,101,120
DCP Midstream Partners LP		114,000	4,278,420
Enable Midstream Partners LP		207,000	3,680,460
MarkWest Energy Partners LP		130,000	7,660,900
QEP Midstream Partners LP		152,000	2,371,200
Summit Midstream Partners LP		139,360	5,288,712

Targa Resources Partners LP		127,000	5,721,350

Total Gathering/Processing			33,102,162

General Partner - 0.2%
Crestwood Equity Partners LP		269,000	1,877,620

Global Infrastructure - 1.9%
Brookfield Infrastructure Partners LP		352,000	14,769,920

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY		SHARES/UNITS	VALUE
Global Infrastructure - (continued)
Brookfield Renewable Energy Partners LP		212,000	$6,863,681

Total Global Infrastructure			21,633,601

Liquids Transportation & Storage - 1.5%
Buckeye Partners LP		39,000	2,838,030
Delek Logistics Partners LP		50,000	1,782,000
PBF Logistics LP		130,000	2,964,000
World Point Terminals LP		441,000	8,820,000

Total Liquids Transportation & Storage			16,404,030

Natural Gas Transportation & Storage - 1.6%
Cypress Energy Partners LP		175,000	2,703,750
Hoegh LNG Partners LP		506,000	11,111,760
TC Pipelines LP		63,000	4,289,670

Total Natural Gas Transportation & Storage			18,105,180

Offshore - 0.3%
Dynagas LNG Partners LP		180,000	3,344,400

Oil & Gas Drilling - 0.6%
Transocean Partners LLC		469,140	6,863,518

Oil/Refined Products - 1.9%
CrossAmerica Partners LP		183,000	7,010,730
JP Energy Partners LP		276,070	3,417,747	*
Sunoco LP		69,000	3,459,660
VTTI Energy Partners LP		307,000	7,094,770

Total Oil/Refined Products			20,982,907

Petrochemicals - 0.1%
Westlake Chemical Partners LP		41,100	1,041,885

Refining - 0.4%
Western Refining Logistics LP		160,000	4,712,000

Shipping - 1.1%
Golar LNG Partners LP		240,000	6,513,600
KNOT Offshore Partners LP		293,000	6,229,180

Total Shipping			12,742,780

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $242,222,400)			269,079,483

	RATE	SHARES
PREFERRED STOCKS - 3.9%
FINANCIALS - 0.7%
Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	5.250%	68,000	7,463,000

INDUSTRIALS - 3.2%
Industrial Conglomerates - 3.2%
United Technologies Corp.	7.500%	609,500	36,533,430

TOTAL PREFERRED STOCKS (Cost - $44,318,533)			43,996,430

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,074,877,198)			1,121,663,022

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.2%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $24,219,941)	0.088%	24,219,941	$24,219,941

TOTAL INVESTMENTS - 101.3% (Cost - $1,099,097,139#)			1,145,882,963
Liabilities in Excess of Other Assets - (1.3)%			(14,430,112)

TOTAL NET ASSETS - 100.0%			$1,131,452,851

*	Non-income producing security.

(a)	Security is a business development company.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Tactical Dividend Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$740,496,643	—	—	$740,496,643
Convertible preferred stocks	68,090,466	—	—	68,090,466
Master limited partnerships	269,079,483	—	—	269,079,483
Preferred stocks	43,996,430	—	—	43,996,430

Total long-term investments	$1,121,663,022	—	—	$1,121,663,022

Short-term investments	24,219,941	—	—	24,219,941

Total investments	$1,145,882,963	—	—	$1,145,882,963

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$91,605,433
Gross unrealized depreciation	(44,819,609)

Net unrealized appreciation	$46,785,824

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 19, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 19, 2015